Taxation - Components of net tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components Of Net Tax Assets And Liabilities [Abstract]
Net tax assets	$ 182,077	$ 179,813
Net tax liabilities	(131,621)	(135,966)
Net tax assets (liabilities)	50,456	43,847
Net Tax Liabilities By Type [Abstract]
Net current tax assets	112,992	65,000
Net deferred tax liabilities	(52,263)	(15,464)
Net unrecognized tax benefit	(10,273)	(5,689)	$ (8,743)	$ (7,941)
Net tax assets (liabilities)	$ 50,456	$ 43,847